13F-HR
06/30/02

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York July 23, 2002

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value total:	$118,446


List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

4,858

208035

SH



Sole






Abercrombie and Fitch Co.

COM

002896207

8,442

350000

SH



Sole






Amgen Inc

COM

031162100

7,517

179500

SH



Sole






Calpine Corporation

COM

131347106

4,921

700000

SH



Sole






Chicago Bridge & Iron Co NV

COM

167250109

9,872

350200

SH



Sole






Citigroup Inc

COM

172967101

7,750

200000

SH



Sole






Dell Computer Corp

COM

247025109

4,252

162661

SH



Sole






Devry Inc

COM

251893103

3,278

143500

SH



Sole






Dow Chemical Co

COM

260543103

6,876

200000

SH



Sole






EMC Corporation

COM

268648102

3,020

400000

SH



Sole






Enpro Industries

COM

29355X107

3,413

650000

SH



Sole






Goodyear Tire and Rubber Co

COM

382550101

9,355

500000

SH



Sole






Immunex Corp

COM

452528102

8,936

400000

SH



Sole






Micron Technology

COM

595112103

3,753

185620

SH



Sole






Nike Class B

Class B

654106103

6,438

120000

SH



Sole






Pharamceutical Resources Inc

COM

717125108

833

30000

SH



Sole






Sanmina-SCI Corp

COM

800907107

2,776

440000

SH



Sole






Siebel Systems Inc

COM

826170102

3,555

250000

SH



Sole






Special Metals Corp

COM

847414103

250

715500

SH



Sole






Titanium Metals Corporation

COM

888339108

3,990

1140000

SH



Sole






USG Corp.

COM

903293405

7,150

1000000

SH



Sole






Whitehall Jewellers Inc

COM

965063100

7,003

337500

SH



Sole






Worldcom Inc

COM

98157D106

208

250000

SH



Sole





